Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 3,271,084	$ 1,769,663	$ 3,308,616	$ 3,179,299
Loss			(2)	0	(347)
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			4,686,314	3,433,409	5,315,120	5,115,573
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			2,617,484	1,629,570	3,057,932	2,967,787
Vessels | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			4,020,942	3,265,939	5,014,747	$ 4,875,810
Vessels | Sandra - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					47,520
Gain					221
Loss					0
Vessels | Sandra - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					47,299
Vessels | Sara - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					47,520
Gain					1,507
Loss					0
Vessels | Sara - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					46,013
Vessels | Sonia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					50,490
Gain					0
Loss					(347)
Vessels | Sonia - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					50,837
Vessels | Simone - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					50,490
Gain					420
Loss					0
Vessels | Simone - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					50,070
Vessels | Cap Leon - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					19,924
Gain					10,843
Loss					0
Vessels | Cap Leon - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					9,081
Vessels | Cap Pierre - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					19,058
Gain					7,521
Loss					0
Vessels | Cap Pierre - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					11,537
Vessels | Cap Guillaume - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					34,153
Gain					14,556
Loss					0
Vessels | Cap Guillaume - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					19,597
Vessels | Cap Philippe - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					32,046
Gain					12,881
Loss					0
Vessels | Cap Philippe - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					19,165
Vessels | Europe - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					40,013
Gain					34,713
Loss					0
Vessels | Europe - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					5,300
Vessels | Other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price					0
Gain					13,500
Loss					0
Vessels | Other | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value					0
Vessels | vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			1,720,005	1,206,636	341,214
Gain			635,019	372,444	96,161
Loss			0	0	(347)
Vessels | vessels | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			1,084,986	834,192	$ 258,899
Vessels | Cap Charles | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				40,523
Gain				22,064
Loss				0
Vessels | Cap Charles | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				18,459
Vessels | Nautica - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				53,900
Gain				27,053
Loss				0
Vessels | Nautica - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				26,847
Vessels | Alex - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				86,397
Gain				24,182
Loss				0
Vessels | Alex - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				62,214
Vessels | Ardeche - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				90,410
Gain				32,065
Loss				0
Vessels | Ardeche - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				58,345
Vessels | Drenec - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				86,327
Gain				30,048
Loss				0
Vessels | Drenec - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				56,279
Vessels | Heron - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				89,130
Gain				30,887
Loss				0
Vessels | Heron - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				58,243
Vessels | Arafura - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				87,077
Gain				30,404
Loss				0
Vessels | Arafura - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				56,673
Vessels | Amundsen - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				90,670
Gain				30,663
Loss				0
Vessels | Amundsen - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				60,007
Vessels | Diodorus - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				113,100
Gain				29,189
Loss				0
Vessels | Diodorus - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				83,911
Vessels | Dickens - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				113,397
Gain				29,863
Loss				0
Vessels | Dickens - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				83,534
Vessels | Dalis - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				107,930
Gain				23,535
Loss				0
Vessels | Dalis - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				84,395
Vessels | Cassius - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				123,500
Gain				31,865
Loss				0
Vessels | Cassius - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				91,635
Vessels | Clovis - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				124,277
Gain				30,625
Loss				0
Vessels | Clovis - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				$ 93,651
Vessels | Andaman | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			86,976
Gain			30,341
Loss			0
Vessels | Andaman | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			56,636
Vessels | Dominica | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			82,685
Gain			29,858
Loss			0
Vessels | Dominica | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			52,826
Vessels | Hatteras | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			90,310
Gain			30,942
Loss			0
Vessels | Hatteras | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			59,368
Vessels | Derius | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			104,627
Gain			23,169
Loss			0
Vessels | Derius | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			81,458
Vessels | Alboran | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			86,418
Gain			30,056
Loss			0
Vessels | Alboran | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			56,362
Vessels | Delos | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			112,888
Gain			29,277
Loss			0
Vessels | Delos | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			83,611
Vessels | Desirade | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			85,965
Gain			29,894
Loss			0
Vessels | Desirade | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			56,071
Vessels | Alice | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			85,965
Gain			24,340
Loss			0
Vessels | Alice | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			61,625
Vessels | Aquitaine | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			90,268
Gain			31,610
Loss			0
Vessels | Aquitaine | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			58,657
Vessels | Oceania | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			43,120
Gain		$ 34,800	34,826
Loss			0
Vessels | Oceania | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			8,294
Vessels | Doris | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			113,010
Gain			28,573
Loss			0
Vessels | Doris | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			84,438
Vessels | Aral | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			86,472
Gain			30,027
Loss			0
Vessels | Aral | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			56,445
Vessels | Anne | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			86,275
Gain			23,455
Loss			0
Vessels | Anne | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			62,820
Vessels | Camus | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			123,420
Gain			31,193
Loss			0
Vessels | Camus | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			92,228
Vessels | Noble - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			53,955
Gain			28,239
Loss			0
Vessels | Noble - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			25,716
Vessels | Nectar - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			53,955
Gain			30,082
Loss			0
Vessels | Nectar - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			23,873
Vessels | Newton - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			53,955
Gain			20,670
Loss			0
Vessels | Newton - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			33,285
Vessels | CMA CGM Baikal - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			71,500
Gain	$ 15,600		15,621
Loss			0
Vessels | CMA CGM Baikal - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			55,879
Vessels | Sapphira - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			45,500
Gain			30,830
Loss			0
Vessels | Sapphira - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			14,670
Vessels | Statia - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			41,250
Gain			30,527
Loss			0
Vessels | Statia - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			10,723
Vessels | Selena - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			38,170
Gain			26,376
Loss			0
Vessels | Selena - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			11,794
Vessels | Cap Victor - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			38,990
Gain			23,397
Loss			0
Vessels | Cap Victor - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			15,593
Vessels | Cap Felix - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			42,330
Gain			21,341
Loss			0
Vessels | Cap Felix - Sale | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			20,989
Vessels | Corporate | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			2,000
Gain			375
Loss			0
Vessels | Corporate | Property, plant and equipment | Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 1,625